INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

13. INCOME TAXES

Corporate income tax

Cayman Islands and British Virgin Islands (“BVI”)

Under the current laws of the Cayman Islands, Elong Power Holding Limited (“Elong Power”) is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

The Company’s subsidiary, Elong Power International Co, Limited (“Elong Power International”) is incorporated in the BVI and under the current laws of the BVI, Elong Power International is not subject to tax on income or capital gain. In addition, payments of dividend by the subsidiary to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary, Elong Power (Hong Kong) International Limited (“Elong Power (Hong Kong)”) is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the first HKD $2.0 million assessable profits will be subject to an 8.25% lower tax rate and remaining taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018, which is on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented.

The PRC

The Company’s subsidiaries that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries are subject to a CIT statutory rate of 25%.

The Company’s provision for income tax expenses consisted of:

	For the Years ended December 31,
	2025	2024	2023
PRC income tax
Current	$-	$-	$-
Total	$-	$-	$-

Reconciliations of the income tax expenses computed by applying the PRC statutory income tax rate of 25% to the Company’s income tax expenses of the years presented are as follows:

	For the Years ended December 31,
	2025	2024	2023
Loss from operations in mainland China	$(1,059,365)	$(230,731)	$-
Loss from operations in Hong Kong and others	(1,042,651)	(10,592,846)	-
Loss from continuing operations before income taxes	(2,102,016)	(10,823,577)	-
Tax credit at PRC corporate income tax rate of 25%	(525,504)	(2,762,952)	-
Non-deductible expenses	272,481	2,707,189	-
Changes in valuation allowance	253,023	55,763	-
Income tax expenses	$-	$-	$-

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent loss and forecasts of future profitability. These assumptions require significant judgment, and the forecasts of future taxable income are consistent with the plans and estimates the Company is using to manage the underlying businesses. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Company’s deferred tax assets consisted of the following components:

	As of December 31,
	2025	2024
Deferred tax assets
Net operating loss carry-forwards	$259,808	$28,033
Accrued cost and expense	36,030	26,938
Provision for warranty liability	21,106	-
Lease expense	492	-
Less: valuation allowance	(317,436)	(54,971)
Deferred tax assets, net of valuation allowance	$-	$-

A valuation allowance is provided against deferred tax assets when the Company determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future.

The Company has tax losses arising in Mainland China of $1,011,126 (RMB7,267,465) that will expire in one to five years for deduction against future taxable profits.